Changes in Fair Value of Collars Classified as Level 3 in Fair Value Hierarchy (Detail) (Significant unobservable inputs (Level 3), Derivative, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant unobservable inputs (Level 3) | Derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,049	$ 1,509
Realized and unrealized gains included in "Non-hedge derivative gains"	31,411	4,790
Settlements received	(10,229)	(1,250)
Ending balance	26,231	5,049
Gains (losses) relating to assets still held at the reporting date included in "Non-hedge derivative gains" for the period	$ 21,534	$ 5,049